Quarterly Holdings Report
for
Fidelity® Fundamental Emerging Markets ETF
January 31, 2025
FEM-NPRT1-0425
1.9916395.100
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 7.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	23	44,210
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Raia Drogasil SA	8,836	31,887
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA	2,415	15,575
Financials - 2.1%
Banks - 2.1%
Itau Unibanco Holding SA	28,069	162,391
NU Holdings Ltd/Cayman Islands Class A (b)	3,530	46,737
		209,128
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	89,475	37,051
Industrials - 1.4%
Electrical Equipment - 0.8%
WEG SA	8,673	81,683
Ground Transportation - 0.6%
Localiza Rent a Car SA	11,834	62,511
TOTAL INDUSTRIALS		144,194

Materials - 2.1%
Metals & Mining - 2.1%
Gerdau SA	25,526	75,215
Vale SA	14,020	129,955
		205,170
Utilities - 0.7%
Electric Utilities - 0.7%
Equatorial Energia SA	12,798	66,026
TOTAL BRAZIL		753,241
CHINA - 29.1%
Communication Services - 6.9%
Interactive Media & Services - 6.9%
Tencent Holdings Ltd	13,273	683,419
Consumer Discretionary - 11.0%
Automobiles - 0.7%
BYD Co Ltd H Shares	1,896	66,429
Broadline Retail - 4.4%
Alibaba Group Holding Ltd	4,288	48,592
JD.com Inc A Shares	8,333	167,796
PDD Holdings Inc Class A ADR (b)	1,960	219,344
		435,732
Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group Inc	10,677	51,865
Hotels, Restaurants & Leisure - 4.0%
Meituan B Shares (b)(c)(d)	12,349	234,875
Trip.com Group Ltd (b)	1,210	85,099
Yum China Holdings Inc	1,604	74,185
		394,159
Household Durables - 1.4%
Haier Smart Home Co Ltd H Shares	41,006	135,250
TOTAL CONSUMER DISCRETIONARY		1,083,435

Consumer Staples - 0.9%
Beverages - 0.9%
Kweichow Moutai Co Ltd A Shares (China)	456	90,239
Financials - 3.5%
Banks - 1.7%
China Construction Bank Corp H Shares	138,803	112,761
China Merchants Bank Co Ltd H Shares	10,456	57,232
		169,993
Insurance - 1.8%
China Life Insurance Co Ltd H Shares	62,342	115,053
Ping An Insurance Group Co of China Ltd H Shares	12,021	67,264
		182,317
TOTAL FINANCIALS		352,310

Health Care - 2.0%
Biotechnology - 0.4%
Zai Lab Ltd (b)	15,150	40,636
Health Care Equipment & Supplies - 0.5%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	1,659	53,170
Life Sciences Tools & Services - 0.5%
Wuxi Apptec Co Ltd H Shares (c)(d)	7,117	50,419
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	25,720	59,019
TOTAL HEALTH CARE		203,244

Industrials - 2.9%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	2,002	70,954
Sieyuan Electric Co Ltd A Shares (China)	6,100	67,954
		138,908
Machinery - 1.5%
Airtac International Group	2,537	67,052
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,311	85,587
		152,639
TOTAL INDUSTRIALS		291,547

Information Technology - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Xiaomi Corp B Shares (b)(c)(d)	23,750	116,740
Materials - 0.1%
Construction Materials - 0.1%
China Jushi Co Ltd A Shares (China)	8,100	12,622
Utilities - 0.6%
Gas Utilities - 0.6%
ENN Energy Holdings Ltd	4,159	28,049
Kunlun Energy Co Ltd	38,168	36,493
		64,542
TOTAL CHINA		2,898,098
GREECE - 0.3%
Financials - 0.3%
Banks - 0.3%
Alpha Services and Holdings SA	12,774	23,641
National Bank of Greece SA	374	3,251

TOTAL GREECE		26,892
HUNGARY - 1.3%
Financials - 1.3%
Banks - 1.3%
OTP Bank Nyrt	2,042	126,412
INDIA - 13.7%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
MakeMyTrip Ltd (b)	421	46,003
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Reliance Industries Ltd GDR (c)	5,765	338,406
Financials - 7.0%
Banks - 7.0%
Axis Bank Ltd GDR (d)	1,057	60,038
HDFC Bank Ltd ADR	5,672	343,950
ICICI Bank Ltd ADR	9,935	284,836
		688,824
Industrials - 2.4%
Construction & Engineering - 2.4%
Larsen & Toubro Ltd GDR (d)	5,921	242,169
Information Technology - 0.4%
IT Services - 0.4%
Infosys Ltd ADR	2,038	44,733
TOTAL INDIA		1,360,135
INDONESIA - 2.4%
Financials - 2.4%
Banks - 2.4%
Bank Central Asia Tbk PT	410,549	238,018
KAZAKHSTAN - 0.4%
Financials - 0.4%
Consumer Finance - 0.4%
Kaspi.KZ JSC ADR	380	36,138
KOREA (SOUTH) - 10.3%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.3%
KT Corp	942	31,020
Interactive Media & Services - 1.1%
NAVER Corp	604	89,712
Webtoon Entertainment Inc	1,560	19,890
		109,602
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Hyundai Motor Co	381	53,845
Consumer Staples - 0.4%
Tobacco - 0.4%
KT&G Corp	507	38,470
Financials - 0.2%
Banks - 0.2%
KB Financial Group Inc	258	16,231
Health Care - 1.0%
Life Sciences Tools & Services - 1.0%
Samsung Biologics Co Ltd (b)(c)(d)	129	95,669
Industrials - 1.0%
Aerospace & Defense - 0.7%
Korea Aerospace Industries Ltd	1,790	65,454
Machinery - 0.3%
HD HYUNDAI MIPO (b)	209	17,837
Samsung Heavy Industries Co Ltd (b)	1,776	15,852
		33,689
TOTAL INDUSTRIALS		99,143

Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 1.9%
SK Hynix Inc	1,390	189,959
Technology Hardware, Storage & Peripherals - 3.9%
Samsung Electronics Co Ltd	10,796	388,106
TOTAL INFORMATION TECHNOLOGY		578,065

TOTAL KOREA (SOUTH)		1,022,045
MEXICO - 3.1%
Consumer Staples - 2.0%
Consumer Staples Distribution & Retail - 2.0%
BBB Foods Inc Class A	703	21,807
Wal-Mart de Mexico SAB de CV Series V	69,166	179,308
		201,115
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV unit	27,106	16,089
Real Estate - 0.9%
Industrial REITs - 0.4%
Prologis Property Mexico SA de CV	13,789	42,986
Real Estate Management & Development - 0.5%
Corp Inmobiliaria Vesta SAB de CV	19,458	50,866
TOTAL REAL ESTATE		93,852

TOTAL MEXICO		311,056
NETHERLANDS - 0.2%
Information Technology - 0.2%
Software - 0.2%
Nebius Group NV Class A (b)	756	24,690
PANAMA - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Copa Holdings SA Class A	144	13,423
PERU - 1.2%
Financials - 1.2%
Banks - 1.2%
Credicorp Ltd	627	114,804
PHILIPPINES - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Ayala Land Inc	89,885	34,310
POLAND - 1.1%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA	185	9,604
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Allegro.eu SA (b)(c)(d)	2,193	16,181
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Dino Polska SA (b)(c)(d)	753	83,384
TOTAL POLAND		109,169
SAUDI ARABIA - 2.3%
Financials - 2.3%
Banks - 2.3%
Al Rajhi Bank	8,763	231,300
SOUTH AFRICA - 3.5%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Naspers Ltd Class N	413	87,267
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Shoprite Holdings Ltd	6,538	100,034
Financials - 1.7%
Banks - 1.1%
Capitec Bank Holdings Ltd	665	105,810
Financial Services - 0.6%
FirstRand Ltd	14,696	59,964
TOTAL FINANCIALS		165,774

TOTAL SOUTH AFRICA		353,075
TAIWAN - 17.8%
Communication Services - 0.3%
Entertainment - 0.3%
International Games System Co Ltd	1,111	31,892
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Eclat Textile Co Ltd	1,927	30,990
Industrials - 0.5%
Electrical Equipment - 0.1%
Bizlink Holding Inc	640	12,371
Machinery - 0.4%
Hiwin Technologies Corp	4,246	37,750
TOTAL INDUSTRIALS		50,121

Information Technology - 16.7%
Electronic Equipment, Instruments & Components - 2.0%
Hon Hai Precision Industry Co Ltd	21,767	118,890
Yageo Corp	5,010	81,636
		200,526
Semiconductors & Semiconductor Equipment - 14.7%
Alchip Technologies Ltd	195	18,520
eMemory Technology Inc	657	67,384
Taiwan Semiconductor Manufacturing Co Ltd	39,840	1,372,105
		1,458,009
TOTAL INFORMATION TECHNOLOGY		1,658,535

TOTAL TAIWAN		1,771,538
THAILAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
PTT Global Chemical PCL depository receipt	20,742	13,201
UNITED ARAB EMIRATES - 2.5%
Energy - 2.5%
Energy Equipment & Services - 1.3%
ADNOC Drilling Co PJSC	88,384	129,939
Oil, Gas & Consumable Fuels - 1.2%
Adnoc Gas PLC	132,263	122,431
TOTAL UNITED ARAB EMIRATES		252,370
UNITED KINGDOM - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (South Africa)	1,771	53,595
UNITED STATES - 1.7%
Materials - 1.7%
Construction Materials - 1.7%
Titan Cement International SA	3,470	165,950
TOTAL COMMON STOCKS (Cost $9,960,980)		9,909,460

U.S. Treasury Obligations - 0.2%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (Cost $19,953)	4.47	20,000	19,960

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $9,980,933)	9,929,420
NET OTHER ASSETS (LIABILITIES) - 0.3%	28,008
NET ASSETS - 100.0%	9,957,428

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,031,744 or 10.4% of net assets.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $995,545 or 10.0% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,096,099	6,096,099	931	-	-	-	-	0.0%
Total	-	6,096,099	6,096,099	931	-	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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